Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Global Net Lease, Inc. (the "Company"), formerly known as American Realty Capital Global Trust, Inc., incorporated on July 13, 2011, is a Maryland corporation that elected and qualified to be taxed as a real estate investment trust ("REIT") for U.S. federal income tax purposes beginning with the taxable year ended December 31, 2013. The Company operated as a non-traded REIT through June 1, 2015. On June 2, 2015 (the "Listing Date"), the Company listed its Common Stock (the "Listing") on the New York Stock Exchange ("NYSE") under the symbol "GNL".
The Company was formed to primarily acquire a diversified portfolio of commercial properties, with an emphasis on sale-leaseback transactions involving single tenant net-leased commercial properties. As of June 30, 2016, the Company owned 329 properties consisting of 18.7 million rentable square feet, which were 100% leased, with a weighted average remaining lease term of 10.8 years. Based on original purchase price, 60.4% of the Company's properties are located in the U.S. and the Commonwealth of Puerto Rico and 39.6% are located in Europe. The Company may also originate or acquire first mortgage loans secured by real estate. As of June 30, 2016, the Company has not invested in any bridge loans, mezzanine loans, preferred equity or securitized loans.
On June 30, 2014, the Company completed its initial public offering ("IPO") after selling 172.3 million shares of common stock, $0.01 par value per share ("Common Stock"), at a price of $10.00 per share, subject to certain volume and other discounts. In addition, the Company issued an additional 1.1 million shares pursuant to its dividend reinvestment program (the "DRIP"). On April 7, 2015, in anticipation of the Listing, the Company announced the suspension of the DRIP. On May 7, 2015, the Company filed a post-effective amendment to its registration statement on Form S-11 (File No. 001-37390) (as amended, the "Registration Statement") to deregister the unsold shares registered under the Registration Statement.
The Company operated as a non-traded REIT through June 1, 2015. In connection with the Listing, the Company offered to purchase up to 11.9 million shares of its Common Stock at a price of $10.50 per share (the “Tender Offer”). As a result of the Tender Offer, on July 6, 2015, the Company purchased approximately 11.9 million shares of its Common Stock at a price of $10.50 per share, for an aggregate amount of $125.0 million, excluding fees and expenses relating to the Tender Offer and including fractional shares repurchased thereafter.
Substantially all of the Company's business is conducted through Global Net Lease Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. As of June 30, 2016, the OP had issued 1,809,678 units of limited partnership interests ("OP Units") to limited partners other than the Company, of which 1,461,753 OP Units were issued to Global Net Lease Advisors, LLC (the "Advisor"), 347,903 OP Units were issued to Moor Park Capital Partners LLP (the "Service Provider"), and 22 OP Units were issued to Global Net Lease Special Limited Partner, LLC (the "Special Limited Partner") (see Note 10 — Related Party Transactions). In accordance with the limited partnership agreement of the OP, a holder of OP Units has the right to convert OP Units, at the Company's option, for a corresponding number of shares of the Company's Common Stock or the cash value of those corresponding shares. The remaining rights of the limited partner interests are limited and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
The Company has no direct employees. The Company has retained the Advisor to manage the Company's affairs on a day-to-day basis. The properties are managed and leased by Global Net Lease Properties, LLC (the "Property Manager"). The Advisor, Property Manager and Special Limited Partner are under common control with the parent of AR Capital Global Holdings, LLC (the "Sponsor"), as a result of which they are related parties. These related parties receive compensation and fees for various services provided to the Company. The Advisor has entered into a service provider agreement with the Service Provider, pursuant to which the Service Provider provides, subject to the Advisor's oversight, certain real estate related services, as well as sourcing and structuring of investment opportunities, performance of due diligence, and arranging debt financing and equity investment syndicates, solely with respect to investments in Europe.

Organization
Global Net Lease, Inc. (the "Company"), formerly known as American Realty Capital Global Trust, Inc., incorporated on July 13, 2011, is a Maryland corporation that elected and qualified to be taxed as a real estate investment trust ("REIT") for U.S. federal income tax purposes beginning with our taxable year ended December 31, 2013.
The Company was formed to primarily acquire a diversified portfolio of commercial properties, with an emphasis on sale-leaseback transactions involving single tenant net-leased commercial properties. The Company may also originate or acquire first mortgage loans secured by real estate. Based on original purchase price, 60.4% of our properties are located in the U.S. and the Commonwealth of Puerto Rico and 39.6% are in Europe. As of December 31, 2015, we have not invested in any bridge loans, mezzanine loans, preferred equity or securitized loans.
On June 30, 2014, the Company completed its initial public offering ("IPO") after selling 172.3 million shares of common stock, 0.01 par value per share ("Common Stock"), at a price of 10.00 per share, subject to certain volume and other discounts. In addition, the Company issued an additional 1.1 million shares pursuant to its dividend reinvestment plan (the "DRIP"). On April 7, 2015, in anticipation of the listing of the Common Stock (the "Listing") on the New York Stock Exchange (the "NYSE"), the Company announced the suspension of the DRIP. On May 7, 2015, the Company filed a post-effective amendment to its Registration statement on Form S-11 (File No. 001-37390) (as amended, the "Registration Statement") to deregister the unsold shares registered under the Registration Statement.
The Company operated as a non-traded REIT through June 1, 2015. On June 2, 2015 (the "Listing Date"), the Company listed its Common Stock on the NYSE under the symbol "GNL". In connection with the Listing, the Company offered to purchase up to 11.9 million shares of its Common Stock at a price of $10.50 per share (the “Tender Offer”). As a result of the Tender Offer, on July 6, 2015, the Company purchased approximately 11.9 million shares of its Common Stock at a price of $10.50 per share, for an aggregate amount of $125.0 million, excluding fees and expenses relating to the Tender Offer and including fractional shares repurchased thereafter.
As of December 31, 2015, the Company owned 329 properties (all references to number of properties and square footage are unaudited) consisting of 18.7 million rentable square feet, which were 100% leased, with a weighted average remaining lease term of 11.3 years.
Substantially all of the Company's business is conducted through Global Net Lease Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. As of December 31, 2015, the OP had issued 1,809,678 units of limited partner interests ("OP Units") to limited partners other than the Company, of which 1,461,753 OP Units were issued to Global Net Lease Advisors, LLC (the "Advisor"), 347,903 OP Units were issued to Moor Park Capital Partners LLP (the "Service Provider"), and 22 OP Units were issued to Global Net Lease Special Limited Partner, LLC (the "Special Limited Partner") (see Note 11 — Related Party Transactions). In accordance with the limited partnership agreement of the OP, a holder of OP Units has the right to convert OP Units for a corresponding number of shares of the Company's Common Stock or the cash value of those corresponding shares, at the Company's option. The remaining rights of the limited partner interests are limited and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
The Company has no direct employees. The Company has retained the Advisor to manage the Company's affairs on a day-to-day basis. The properties are managed and leased by Global Net Lease Properties, LLC (the "Property Manager"). The Advisor, Property Manager and Special Limited Partner are under common control with the parent of AR Capital Global Holdings, LLC (the "Sponsor"), as a result of which they are related parties. These related parties receive compensation and fees for various services provided to the Company. The Advisor has entered into a service provider agreement with the Service Provider, pursuant to which the Service Provider provides, subject to the Advisor's oversight, certain real estate related services, as well as sourcing and structuring of investment opportunities, performance of due diligence, and arranging debt financing and equity investment syndicates, solely with respect to investments in Europe. Realty Capital Securities, (the "Former Dealer Manager") served as the dealer manager of the IPO, which was ongoing from October 2012 to June 2014 and, together with its affiliates, continued to provide the Company with various services through December 31, 2015. RCS Capital Corporation, the parent company of the Former Dealer Manager and certain of its affiliates that provided services to the Company, filed for Chapter 11 bankruptcy protection in January 2016, prior to which it was also under common control with AR Global, the parent of the Sponsor.